Revenue From Contracts with Customers - Summary of Percentage of Total Net Patient Revenue (Detail) - Wilco Holdco Inc		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Percentage of total net patient revenue		100.00%	100.00%	100.00%	100.00%	100.00%
Commercial
Disaggregation of Revenue [Line Items]
Percentage of total net patient revenue		55.40%	52.10%	53.10%	51.50%	50.00%
Government
Disaggregation of Revenue [Line Items]
Percentage of total net patient revenue		22.60%	23.30%	22.20%	23.60%	23.20%
Workers Compensation
Disaggregation of Revenue [Line Items]
Percentage of total net patient revenue		16.00%	17.00%	17.60%	17.20%	18.90%
Other
Disaggregation of Revenue [Line Items]
Percentage of total net patient revenue	[1]	6.00%	7.60%	7.10%	7.70%	7.90%

[1]	Other is primarily comprised of net patient revenue related to auto personal injury.